Investment Objectives and Goals - The Rebuild America ETF	Sep. 14, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Rebuild America ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Rebuild America ETF (the “Fund”) seeks capital appreciation.